DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3     DISCONTINUED OPERATIONS

DayOne Data Centers Limited was incorporated in the Cayman Islands on May 18, 2022 and is principally engaged in providing colocation outside PRC and serves customers who primarily are cloud service providers and large internet companies. Upon the closing of DayOne’s Series B Preferred Shares issuance on December 31, 2024, GDS Holdings’s equity interest in DayOne was diluted to 35.6% which resulted in GDS Holding’s lost of control over DayOne. Accordingly, the Company deconsolidated DayOne and its subsidiaries (the “Deconsolidation”) on December 31, 2024 and started to recognize DayOne as an equity method investee.

Before the Deconsolidation, substantially all of the Company’s business outside PRC, mainly including Malaysia, Indonesia, Hong Kong and Singapore, representing a major geographic area of the Company, was run by DayOne. The Deconsolidation of DayOne is a strategic shift for the Company to dispose its business outside PRC and has a major effect on the Company’s operations. As a result, DayOne’s operations that were deconsolidated qualify for reporting as discontinued operations.

Prior to the Deconsolidation, several intra-group arrangements existed between continuing and discontinued operations, which were eliminated as intercompany transactions and were not separately reflected in the Company’s previously issued financial statements. Such intercompany transactions mainly included sales commission, procurement services, license grant, guarantees and management support services. Sales commission, procurement service fees and license fees are reinstated according to ASC 606 and included in net revenue in the consolidated statements of operations for all the years presented since they are expected to continue after Deconsolidation and become part of the Company’s recurring revenue-generating activities. The Company reinstated net revenue of RMB1,684 and RMB34,404 for these services for the years ended December 31, 2023 and 2024, respectively. Guarantee fees and management support service fees are reinstated according to ASC 610-20 and included in others, net in the consolidated statements of operations for all the years presented since they are related to transition services which are not within core business of the continuing operations. The Company reinstated other income of RMB85,292 and RMB59,017 for these services for the years ended December 31, 2023 and 2024, respectively.

The elimination of unrealized profit for above-mentioned fees capitalized by DayOne in its property and equipment is included in the financial results of discontinued operations, which amounted to RMB7,476 and RMB25,450, respectively, for the years ended December 31, 2023 and 2024.

The transactions with DayOne after the Deconsolidation are disclosed in Note 28.

The financial results of DayOne presented in discontinued operations reflect the results of DayOne until the Deconsolidation, adjusted for the transactions discussed above. The following table presents the financial results of discontinued operations:

	Years ended December 31,
	2023	2024

Net revenue	175,737	1,262,063
Cost of revenue	(194,570)	(859,254)
Operating expenses	(233,249)	(400,336)
(Loss) income from operations	(252,082)	2,473
Net interest expenses	(107,286)	(280,652)
Other income (expenses)	792	(65,493)
Loss from operations of discontinued operations before income taxes	(358,576)	(343,672)
Income tax expenses	(800)	(57,124)
Loss from operations of discontinued operations, net of income taxes	(359,376)	(400,796)
Gain on deconsolidation of subsidiaries, net of nil income taxes	—	4,475,539
(Loss) income from discontinued operations, net of income taxes	(359,376)	4,074,743

Loss before income taxes of DayOne for the year ended December 31, 2025 was US$343,959 thousand (RMB2,442,205).